Debentures	7 Months Ended
Aug. 07, 2023
Boa Vista Servicos S A [member]
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures
16	Debentures
At August 7, 2023 and December 31, 2022, the Group had no outstanding debentures.
Changes in liabilities were as follows:

	January 1, 2022 to	January 1, 2021 to
	December 31, 2022	December 31, 2021
Beginning of the period	63,868	126,274

Payment of debentures	(63,334)	(63,333)
Interest paid	(4,511)	(3,136)
Interest expense	3,165	3,088
Transaction costs related to debentures	812	975

End of the period	—	63,868

Debentures are financial liabilities classified as amortized cost.